 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 9, 2016

 REGISTRATION NOS. 333 -191476
 811 -22894

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 89	[X]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 92	[X]

INVESTMENT MANAGERS SERIES TRUST II
(Exact Name of Registrant as Specified in Charter)
235 W. Galena Street
Milwaukee, WI 53212

(Address of Principal Executive Offices, including Zip Code)
Registrant's Telephone Number, Including Area Code: (414) 299-2295

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212

(Name and Address of Agent for Service)

COPIES TO:
Michael Glazer, Esq.
Morgan Lewis and Bockius, LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3106

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485; or
[X]	on September 11, 2016, pursuant to paragraph (b) of Rule 485; or
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
[ ]	on _________ pursuant to paragraph (a)(1) of Rule 485; or
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on __________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment (“PEA”) to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed PEA No. 53 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933 on January 29, 2016 for the purpose of establishing the LDR High Income Preferred Securities Fund, (formerly LDR Preferred Income Fund) as a new series of the Registrant.  PEA No. 53 was originally scheduled to become effective on March 29, 2016 and subsequently extended to August 12, 2016 pursuant to filing of PEA No. 85. This PEA incorporates by reference the information contained in Parts A, B and C of PEA No. 53 to the Registrant’s Registration Statement filed on January 29, 2016.  The Registrant may file additional subsequent delaying amendments designating a new effective date.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 9th day of August, 2016.

INVESTMENT MANAGERS SERIES TRUST II

By:	/s/ TERRENCE GALLAGHER
Terrance Gallagher, Chief Executive Officer
and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 9th day of August, 2016, by the following persons in the capacities set forth below.

Signature		Title
†
Thomas Knipper		Trustee
†
Kathleen K. Shkuda		Trustee
†
Larry D. Tashjian		Trustee
†
John P. Zader		Trustee
†
Eric M. Banhazl		Trustee
/s/ TERRENCE GALLAGHER
Terrence Gallagher		Chief Executive Officer and President
/s/ RITA DAM
Rita Dam		Chief Financial Officer, Treasurer and Assistant Secretary

† By	/s/ RITA DAM
Attorney-in-fact, pursuant to power of attorney previously filed with
Post-Effective Amendment No. 9 filed on October 17, 2014.